Operations Classified as Held for Sale - Narrative (Details) - EUR (€) € in Millions			12 Months Ended
	Jan. 13, 2021	Jan. 24, 2019	Dec. 31, 2020	Dec. 31, 2019
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)			50.01%
Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Amortisation and depreciation			€ 33	€ 32
Net income attributable to equity holders			€ 20	€ 14
Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)		60.00%
Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)		40.00%
Other disposals of assets | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenue from sale of telecommunication equipment	€ 7,700
Joint Venture with Liberty Global plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%